Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Disclosure of inventories [line items]
Total inventories	$ 1,730.2	$ 2,155.6
Materials and work in progress [member]
Disclosure of inventories [line items]
Total inventories	702.2	834.9
Finished products [member]
Disclosure of inventories [line items]
Total inventories	693.4	929.7
Parts, accessories and apparel [member]
Disclosure of inventories [line items]
Total inventories	$ 334.6	$ 391.0